Investment in Associates - Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 21, 2025	Mar. 31, 2026	Mar. 31, 2025
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates [Line Items]
Balance, Amount, beginning balance		$ 46,016
Share of other comprehensive income (Loss), Amount		2,173	$ 2,233
Balance, Amount, ending balance		$ 54,641	$ 46,016
NUAG [Member]
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates [Line Items]
Balance, Number of shares, beginning balance (in Shares)		46,907,701	46,904,706
Balance, Amount, beginning balance		$ 45,276	$ 47,080
Balance, Value of common shares per quoted market price, beginning balance		$ 51,598	$ 63,693
Participation in bought deal, Number of shares (in Shares)		3,083,536
Participation in bought deal, Amount		$ 7,807
Purchase from open market, Number of shares (in Shares)		1,435,751	2,995
Purchase from open market, Amount		$ 1,496	$ 4
Dilution loss, Amount	$ 300	(285)
Share of net loss (income), Amount		(1,147)	(1,188)
Share of other comprehensive income (Loss), Amount		$ 353	(789)
Foreign exchange impact			$ 169
Balance, Number of shares, ending balance (in Shares)		51,426,988	46,907,701
Balance, Amount, ending balance		$ 53,500	$ 45,276
Balance, Value of common shares per quoted market price, ending balance		$ 212,908	$ 51,598
TIN [Member]
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates [Line Items]
Balance, Number of shares, beginning balance (in Shares)		19,864,285	19,864,285
Balance, Amount, beginning balance		$ 740	$ 2,346
Balance, Value of common shares per quoted market price, beginning balance		$ 2,073	2,346
Participation in bought deal, Number of shares (in Shares)		874,413
Participation in bought deal, Amount		$ 79
Share of net loss (income), Amount		615
Share of net loss from TIN, net of impairment adjustments			(1,618)
Share of other comprehensive income (Loss), Amount			5
Foreign exchange impact		$ (293)	$ 7
Balance, Number of shares, ending balance (in Shares)		20,738,698	19,864,285
Balance, Amount, ending balance		$ 1,141	$ 740
Balance, Value of common shares per quoted market price, ending balance		$ 7,439	$ 2,073